PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Common Stock - 97.7%
	Shares	Value
BELGIUM - 1.0%
D'leteren S.A.	82,678	$14,943,211

CANADA - 3.2%
Lundin Mining Corporation	1,167,200	25,118,471
Methanex Corporation	531,793	21,119,646
		46,238,117
CHILE - 1.1%
LATAM Airlines Group	562,811,800	15,225,555

CHINA -3.9%
Alibaba Group Holding Ltd.	1,308,600	24,008,233
Ping An Insurance Group H Share	3,972,500	33,250,899
		57,259,132
FRANCE - 13.1%
Capgemini SE	169,300	28,282,942
Ipsos	265,141	10,667,916
Michelin (CGDE)	720,000	23,937,992
Publicis Groupe	310,347	32,299,414
Sanofi S.A.	229,300	22,275,627
Teleperformance SE	262,100	19,034,955
TotalEnergies SE	388,100	25,337,028
Vinci SA	201,298	28,380,299
		190,216,173
GERMANY - 9.2%
Daimler Truck Holding AG	615,600	26,980,848
Deutsche Telekom AG	711,956	23,127,073
DHL Group	490,000	26,891,016
Hannover Rueck SE	90,400	28,261,280
Muenchener Rueckversicherungs-Gesellschaft	42,130	27,816,190
		133,076,407
HONG KONG - 2.0%
AIA Group Ltd.	2,849,400	29,249,960

IRELAND - 4.7%
Greencore Group plc	5,791,268	19,784,560
Jazz Pharmaceuticals plc(a)	159,206	27,065,020
Smurfit Westrock plc	556,946	21,537,102
		68,386,682
ITALY - 1.8%
Eni S.p.A.	977,133	18,521,347
Trevi Finanziaria Industriale SpA(a)	10,523,024	7,847,469
		26,368,816

	Shares	Value
JAPAN - 14.8%
Daicel Corporation	911,100	$8,131,963
Itochu Corporation	2,405,500	30,309,500
KDDI Corporation	1,631,600	28,193,490
Macnica Fuji Electronics Holdings Inc.	237,600	3,626,642
Marubeni Corporation	1,295,800	35,985,948
Mitsubishi UFJ Financial Group, Inc.	1,930,600	30,705,833
Orix Corporation	1,077,600	31,308,114
Sony Group Corporation	1,061,700	27,256,249
Takeda Pharmaceutical Company Limited	625,100	19,282,009
		214,799,748
NETHERLANDS -2.0%
Koninklijke Ahold Delhaize N.V.	715,700	29,308,819

NORWAY - 5.3%
DNB Bank ASA	1,016,730	28,374,376
SpareBank 1 SR-Norge ASA	799,868	15,732,664
Sparebanken Norge	738,114	14,493,140
Yara International ASA	434,253	17,823,191
		76,423,371
PUERTO RICO - 2.0%
Popular, Inc.	231,950	28,882,414

RUSSIA - < 0.1%
ALROSA Company PJSC*(a)	41,136,300	5,201

SINGAPORE - 2.0%
United Overseas Bank Limited	1,046,547	28,531,833

SOUTH KOREA - 13.9%
F&F Co., Ltd.	133,874	6,365,880
HD Hyundai Electric	56,600	30,410,885
Kia Motors Corporation	325,800	27,546,729
Samsung Electronics Company Limited	563,292	46,883,875
Shinhan Financial Group Co., Limited	615,384	32,850,668
SK Hynix, Inc.	127,700	57,709,000
		201,767,037
SPAIN - 3.2%
Bankinter, S.A.	1,123,200	18,671,634
Endesa, S.A.	764,325	27,494,157
		46,165,791

	Shares	Value
SWEDEN - 4.3%
Duni AB	924,400	$10,548,757
Loomis AB, Class B	527,019	22,318,330
SKF AB-B	1,114,500	29,715,809
		62,582,896
SWITZERLAND - 2.2%
Barry Callebaut AG	19,493	32,131,589

TAIWAN -0.2%
Chailease Holding Co., Limited	648,720	2,178,195

UNITED KINGDOM - 7.8%
Inchcape plc	1,804,684	18,665,797
International Consolidated Airlines Group S.A.	5,441,500	30,321,633
Linde plc	55,044	23,470,211
Next plc	151,450	27,865,985
Nomad Foods Limited	1,084,500	13,567,095
		113,890,721

TOTAL COMMON STOCK
(Cost $ 931,804,747)		1,417,631,668

SHORT TERM INVESTMENTS - 0.6%

	Par Value	Value
Money Market - 0.6%
UMB Money Market Special II, 3.48%(b)	8,349,779	$8,349,779
(Cost $ 8,349,779)

TOTAL INVESTMENTS - 98.3%
(Cost $ 940,154,526)		1,425,981,447
OTHER ASSETS & LIABILITIES (NET) - 1.7%		25,056,267
NET ASSETS - 100%		$1,451,037,714

*	Fair Valued by Valuation Committee as delegated by Pear Tree Fund's Trustees

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2025.
(c)	At December 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes in the amount of $944,980,352 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$573,806,556
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(92,805,461)
Net unrealized appreciation/(depreciation)	$481,001,095

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.2%
Industrials	20.9%
Consumer Discretionary	12.5%
Information Technology	9.4%
Materials	8.1%
Communication Services	6.5%
Consumer Staples	6.5%
Health Care	4.7%
Energy	3.0%
Utilities	1.9%
Cash and Other Assets (Net)	2.3%
100.0%